Operating segment and geographic data - Geographical information for revenues and long-lived assets (Details 3) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) region	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Segment Reporting Information
Number of regions | region	3
Revenues	$ 35,481	$ 39,830	$ 41,848
Long-lived assets at December 31	5,276	5,652
Europe
Segment Reporting Information
Revenues	11,602	13,745	14,450
Long-lived assets at December 31	3,253	3,460
The Americas
Segment Reporting Information
Revenues	10,554	11,490	12,133
Long-lived assets at December 31	1,113	1,215
Asia, Middle East and Africa
Segment Reporting Information
Revenues	13,325	14,595	$ 15,265
Long-lived assets at December 31	$ 910	$ 977